Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
9.	Accrued expenses and other current liabilities

The following table summarized the Group’s outstanding accrued expenses and other current liabilities as of June 30, 2023 and 2024, respectively:

	As of June 30,
	2023	2024
	RMB	RMB

Accrued employee payroll and welfare benefits	128,097	75,686
Other accrued expense	23,501	72,846
Other tax payable	18,640	21,201
Refund liability(i)	513	19,282
Others	409	1,493
Total accrued expenses and other current liabilities	171,160	190,508

(i)	Refund liability represents the estimated amounts of consideration collected by the Group which it expects to refund to its customers according to refund policy as described in Note 2(v).